UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey N. Vinik
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Address:   260 Franklin Street
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           Boston, MA  02110
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Form 13F File Number:  28-6162
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      N.A.
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/				            Boston, MA             11/14/00
------------------------   ------------------------------  ----------
     [Signature]                   [City, State]             [Date]

The Form 13F Information Table attached hereto sets forth only the 'Section 13(f) securities' under management at September 30, 2000 and required to be reported on Form 13F, and may bear no relation to current holdings. All persons are cautioned against taking any investment or other action on the basis of this information. The limited contents of Form 13F can not be used as a basis of determining actual or prospective performance, and any attempt to use such information may be materially misleading.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     4
                                               -------------

Form 13F Information Table Entry Total:              36
                                               -------------

Form 13F Information Table Value Total:       $  137,738
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

   No.           Form 13F File Number        Name

   1               28-6166                      Michael S. Gordon
------           -----------              -----------------------------
   2               28-6164                      Mark D. Hostetter
------           -----------              -----------------------------
   3               28-6158                      VGH Partners
------           -----------              -----------------------------
   4               28-6160                 Vinik Asset Management, L.P.
------           -----------              -----------------------------

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                                                                FORM 13F INFORMATION TABLE

                                                                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
           NAME OF ISSUER         TITLE OF CLASS     CUSIP     x($1000)  PRN AMT PRN CALL DISCRETN  MANAGERS   SOLE  SHARED   NONE
  ------------------------------  ----------------  ---------  --------  -------- --- ---- -------- ---------  ----- ------- ------


D ALZA CORP COM FORMERLY CL A UN  COMMON STOCK      022615108    6003       69400 SH       OTHER    1,2,3         0    X          0
D ALZA CORP COM FORMERLY CL A UN  COMMON STOCK      022615108    9290      107400 SH       OTHER    1,2,4         0    X          0

D COMPUTER NETWORK TECHNOLOGY CO  COMMON STOCK      204925101    2307       67100 SH       OTHER    1,2,3         0    X          0
D COMPUTER NETWORK TECHNOLOGY CO  COMMON STOCK      204925101    3585      104300 SH       OTHER    1,2,4         0    X          0

D DARDEN RESTAURANTS INC COM      COMMON STOCK      237194105     816       39200 SH       OTHER    1,2,3         0    X          0
D DARDEN RESTAURANTS INC COM      COMMON STOCK      237194105    1265       60800 SH       OTHER    1,2,4         0    X          0

D FISERV INC COM                  COMMON STOCK      337738108    8873      148200 SH       OTHER    1,2,3         0    X          0
D FISERV INC COM                  COMMON STOCK      337738108   13759      229800 SH       OTHER    1,2,4         0    X          0

D GALILEO TECHNOLOGY LTD COM      COMMON STOCK      M47298100    1286       40500 SH       OTHER    1,2,3         0    X          0
D GALILEO TECHNOLOGY LTD COM      COMMON STOCK      M47298100    1988       62600 SH       OTHER    1,2,4         0    X          0

D HILLENBRAND INDS INC  COM       COMMON STOCK      431573104     877       19600 SH       OTHER    1,2,3         0    X          0
D HILLENBRAND INDS INC  COM       COMMON STOCK      431573104    1360       30400 SH       OTHER    1,2,4         0    X          0

D INTERNATIONAL GAME TECHNOLOGY   COMMON STOCK      459902102    9170      272700 SH       OTHER    1,2,3         0    X          0
D INTERNATIONAL GAME TECHNOLOGY   COMMON STOCK      459902102   14213      422700 SH       OTHER    1,2,4         0    X          0

D ITT EDL SVCS INC COM            COMMON STOCK      45068B109    1278       47100 SH       OTHER    1,2,3         0    X          0
D ITT EDL SVCS INC COM            COMMON STOCK      45068B109    1977       72900 SH       OTHER    1,2,4         0    X          0

D MENTOR GRAPHICS CORP COM        COMMON STOCK      587200106    2231       94700 SH       OTHER    1,2,3         0    X          0
D MENTOR GRAPHICS CORP COM        COMMON STOCK      587200106    3459      146800 SH       OTHER    1,2,4         0    X          0

D OLD REP INTL CORP COM           COMMON STOCK      680223104    2459      102200 SH       OTHER    1,2,3         0    X          0
D OLD REP INTL CORP COM           COMMON STOCK      680223104    3816      158600 SH       OTHER    1,2,4         0    X          0

D OWENS & MINOR INC NEW           COMMON STOCK      690732102    1098       69700 SH       OTHER    1,2,3         0    X          0
D OWENS & MINOR INC NEW           COMMON STOCK      690732102    1704      108200 SH       OTHER    1,2,4         0    X          0

D PIER 1 IMPORTS INC GA COM       COMMON STOCK      720279108    1096       80800 SH       OTHER    1,2,3         0    X          0
D PIER 1 IMPORTS INC GA COM       COMMON STOCK      720279108    1706      125800 SH       OTHER    1,2,4         0    X          0

D SEMTECH CORPORATION COM         COMMON STOCK      816850101    2114       51100 SH       OTHER    1,2,3         0    X          0
D SEMTECH CORPORATION COM         COMMON STOCK      816850101    3281       79300 SH       OTHER    1,2,4         0    X          0

D SKECHERS U S A INC CL A COM     COMMON STOCK      830566105    1978      130800 SH       OTHER    1,2,3         0    X          0
D SKECHERS U S A INC CL A COM     COMMON STOCK      830566105    3110      205600 SH       OTHER    1,2,4         0    X          0

D TECH DATA CORP COM              COMMON STOCK      878237106    3916       91600 SH       OTHER    1,2,3         0    X          0
D TECH DATA CORP COM              COMMON STOCK      878237106    6088      142400 SH       OTHER    1,2,4         0    X          0

D TENET HEALTHCARE CORP COM       COMMON STOCK      88033G100    4816      132400 SH       OTHER    1,2,3         0    X          0
D TENET HEALTHCARE CORP COM       COMMON STOCK      88033G100    7461      205100 SH       OTHER    1,2,4         0    X          0

D UNITED STATIONERS COM           COMMON STOCK      913004107     194        7200 SH       OTHER    1,2,3         0    X          0
D UNITED STATIONERS COM           COMMON STOCK      913004107     306       11400 SH       OTHER    1,2,4         0    X          0

D VIASYSTEMS GRP COM STK          COMMON STOCK      92553H100    3477      204500 SH       OTHER    1,2,3         0    X          0
D VIASYSTEMS GRP COM STK          COMMON STOCK      92553H100    5381      316500 SH       OTHER    1,2,4         0    X          0

S REPORT SUMMARY                  18 DATA RECORDS              137738        1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED

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